Federated Hermes Prime Cash Obligations Fund Expense Example - Trust Shares [Member] - Federated Hermes Prime Cash Obligations Fund - TR	Jul. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	$ 918